Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Management fees recorded	$ 4	$ 5	$ 7	$ 7	$ 8
CD&R
Related party transactions
Annual consulting fee	6.00		6.00
Consulting fees recorded	3	5	6	6	6
Additional fees			0	0	0
BAS
Related party transactions
Annual consulting fee			0.25
StepStone, BAS and JPMorgan
Related party transactions
Annual consulting fee			$ 1.00	$ 1.00	$ 1.00